Note 3 - Transactions With Related Parties (Details Textual) € in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 01, 2018
Management Fees Related Parties	$ 19,533,000		$ 18,693,000		$ 18,629,000
Voyage Expenses Related Parties	3,201,000		3,093,000		3,512,000
Due from Related Parties, Current, Total	4,681,000		5,273,000
Due to Related Parties, Current, Total	196,000		203,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Management Fee Per Day, Per Vessel	956
Management Fee Per Day, Per Vessel Under Bareboat Charter	478
Construction Supervisory Fee	$ 787,400
Commission Charged on Charter Hire Agreements	0.75%	0.75%
Annual Fee to Related Parties	$ 2,500,000
Annual Fee to Related Parties, Shares | shares	598,400	598,400
Net Profit Earned Pursuant to Co-operation Agreement	$ 456,000		380,000		561,000
Number of Vessels Under Ship Management Cell	20
Management Fees Related Parties	$ 19,989,000		19,073,000		19,190,000
Voyage Expenses Related Parties	$ 2,846,000		3,093,000		3,512,000
Management Fees Expressed as Gross Revenue	0.75%	0.75%
Fair Value of Shares Issued to Manager	$ 3,755,000		3,866,000		4,951,000
Stock Issued During Period, Shares, New Issues | shares	598,400	598,400
Working Capital Security	$ 1,875,000		1,575,000
Working Capital Security Per Vessel	75,000
Total Charges by Manager to Companys Affiliates	6,428,000		5,047,000		$ 2,996,000
Due from Related Parties, Current, Total	4,681,000		5,273,000
Due to Related Parties, Current, Total	196,000		203,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End	$ 2,500,000		2,500,000			$ 2,500,000
SCSC Chairman and CEO [Member]
Percentage Ownership	70.00%
SCSC GM [Member]
Percentage Ownership	30.00%
Shanghai Costamare Ship Management Co Ltd [Member]
Due to Related Parties, Current, Total	$ 0		$ 0
Number Vessels Managed	15		14
Blue Net Chartering GmbH & Co. KG [Member]
Annual Fee to Related Parties | €		€ 10,364
Voyage Expenses Related Parties	$ 355,000
Percentage Ownership							50.00%
Annual Fee to Related Parties, Pre-Amendment | €		13,074		€ 1,644
Annual Fee to Related Parties, Chartered in Current Period | €		€ 1,139